Stock Based Compensation - Option activity (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of Options
Options outstanding, beginning balance	50,749	50,749		19,750
Granted		0	36,073	23,719
Exercised
Forfeited		(7,343)	19,042	9,750
Options outstanding, ending balance		43,406	50,750	33,719
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, beginning balance	9 years				9 years 6 months 29 days
Weighted Average Remaining Contractual Life In Years, Granted		0 years	10 years	10 years
Weighted Average Remaining Contractual Life In Years, Exercised		0 years
Weighted Average Remaining Contractual Life In Years, Forfeited		8 years 6 months	8 years 22 days	8 years 5 months 27 days
Weighted Average Remaining Contractual Life In Years, Ending balance		8 years 4 months 24 days	8 years 11 months 12 days	9 years 9 months 7 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning	$ 95.20	$ 95.20		$ 184.80
Granted		7.91	$ 63.60	105.60
Exercised
Forfeited		69.85	111.20	154.80
Weighted Average Exercise Price Ending		$ 99.55	$ 95.20	$ 138.00